Revenues - Schedule of Breakdown of Revenues by Geographic Area (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	€ 987,290	€ 927,690
EMEA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	329,978	328,908
Italy
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	99,929	110,666
Americas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	302,348	262,714
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	257,976	225,966
Greater China Region
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	236,106	223,101
Rest of APAC
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	117,550	111,508
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	1,308	1,459
Netherlands
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	€ 6,847	€ 5,560